Share capital	9 Months Ended
Sep. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2023	30,305,156	247,496
Exercise of stock options	72,924	1,826
Issuance of common shares under employee share purchase plan	14,426	613
Release of restricted share units	54,776	2,054
Release of shares in escrow related to business combination (i)	8,728	330
Purchase of common shares held for cancellation (ii)	(282,494)	(2,211)
Balance – September 30, 2024	30,173,516	250,108

(i) Purchase consideration for the acquisition of Circles Collective Inc. (O/A PeerBoard) included the issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services. On April 3, 2024, 8,728 of the shares were released from escrow and recognized in share capital.

(ii) On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025. All repurchases are made through the facilities of the Toronto Stock Exchange and are done at market prices. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the nine months ended September 30, 2024, the Company repurchased a total of 282,494 common shares for cancellation at an average price of $39.01 (C$53.04) per common share for total cash consideration of $11,023 including transaction costs.

In connection with the NCIB, the Company entered into an automatic share purchase plan ("ASPP") with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker is authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

A liability, representing the maximum amount that the Company could be required to pay the designated broker under the ASPP, was recorded for $18,170 as at September 30, 2024. The offsetting amount to the liability has been recorded within deficit.